Schedule of Delinquent Participant Contributions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	76-0446294
EBP, Plan Number	001
EBP, Plan Name	CORE LABORATORIESPROFIT SHARING AND RETIREMENT PLAN
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	1,731
EBP, Schedule of Delinquent Participant Contribution, Corrected, Total	$ 0